Summary of Goodwill by Reportable Segment (Details) - USD ($)	Mar. 31, 2026	Jan. 31, 2025
Intangible Asset, Indefinite-Lived [Line Items]
Goodwill – December 31, 2025	$ 21,991,721	$ 18,972,475
Goodwill – March 31, 2026	21,992,000
Banzai Operating [Member]
Intangible Asset, Indefinite-Lived [Line Items]
Goodwill – December 31, 2025	2,172,000
Goodwill – March 31, 2026	2,172,000
Vidello [Member]
Intangible Asset, Indefinite-Lived [Line Items]
Goodwill – December 31, 2025	3,019,000
Goodwill – March 31, 2026	3,019,000
Open Reel [Member]
Intangible Asset, Indefinite-Lived [Line Items]
Goodwill – December 31, 2025	16,801,000
Goodwill – March 31, 2026	$ 16,801,000